Retirement Plans (Components Of Net Periodic Benefit Cost) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.0	$ 1.1	$ 4.4
Interest cost	10.6	10.0	10.2
Expected return on plan assets	(14.5)	(15.2)	(17.1)
Amortization of unrecognized prior service cost	0.0	0.0	0.1
Recognized net actuarial loss	2.8	2.6	9.0
Settlement loss recognized	0.0	6.1	0.0
Curtailment gain recognized	0.0	0.0	(0.5)
Net pension and postretirement cost (benefit)	(1.1)	4.6	6.1
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.2	0.5	0.7
Interest cost	0.8	1.0	1.4
Expected return on plan assets	0.0	0.0	0.0
Amortization of unrecognized prior service cost	(4.8)	(2.8)	(0.1)
Recognized net actuarial loss	1.2	0.8	0.0
Settlement loss recognized	0.0	0.0	0.0
Curtailment gain recognized	0.0	0.0	0.0
Net pension and postretirement cost (benefit)	$ (2.6)	$ (0.5)	$ 2.0